RELATED PARTY TRANSACTIONS (Detail Textuals) - CAD ($)	12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016
Disclosure of transactions between related parties [line items]
Interest paid or accrued to related parties	$ 133,915	$ 215,704	$ 42,273
Accounts payable and accrued liabilities	3,887,847	534,773
Gain on settlement of debt	87,761
Accrued interest revenue	53,367	37,562	2,500
Waterproof
Disclosure of transactions between related parties [line items]
Interest receivable	104,553	100,399
Accrued interest revenue	8,116	6,070	2,500
Directors or officers
Disclosure of transactions between related parties [line items]
Interest paid or accrued to related parties	18,320	9,147	$ 15,616
Accounts payable and accrued liabilities	$ 556,541	$ 307,048